WESTERN ASSET TRUST, INC.

                     MONEY MARKET PORTFOLIO
                    SHORT DURATION PORTFOLIO
                   LIMITED DURATION PORTFOLIO
                INTERMEDIATE DURATION PORTFOLIO
                 FULL RANGE DURATION PORTFOLIO
                    LONG DURATION PORTFOLIO

      SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 30, 1995


     Effective March 13, 1996, the name of the Full Range Duration Portfolio is changed to the "Core Portfolio," and the name of the Intermediate Duration Portfolio is changed to the "Intermediate Portfolio." Both the Core Portfolio and the Intermediate Portfolio will continue to have the same investment policies as the Full Range Duration Portfolio and the Intermediate Duration Portfolio, respectively.

     The following information is inserted at the end of the first paragraph in the section captioned "Fee Waivers" on page 8 of the Prospectus:

The Adviser has voluntarily agreed to waive a portion of its fees for the Intermediate Portfolio and the Limited Duration Portfolio, so that the fee for the Intermediate Portfolio is 0.35% of the Portfolio's average daily net assets, and the fee for the Limited Duration is 0.30% of the Portfolio's average daily net assets, until June 30, 1996.



                                             March 13, 1996

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                    WESTERN ASSET TRUST, INC.

                     MONEY MARKET PORTFOLIO
                    SHORT DURATION PORTFOLIO
                   LIMITED DURATION PORTFOLIO
                INTERMEDIATE DURATION PORTFOLIO
                 FULL RANGE DURATION PORTFOLIO
                    LONG DURATION PORTFOLIO

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED OCTOBER 30, 1995


     Effective March 13, 1996, the name of the Full Range Duration Portfolio is changed to the "Core Portfolio," and the name of the Intermediate Duration Portfolio is changed to the "Intermediate Portfolio." Both the Core Portfolio and the Intermediate Portfolio will continue to have the same investment policies as the Full Range Duration Portfolio and the Intermediate Duration Portfolio, respectively.

     The following information is inserted in the section captioned "Expense Limitations" on page 21 of the Statement of Additional Information:

The Adviser has voluntarily agreed to waive a portion of its fees for the Intermediate Portfolio and the Limited Duration Portfolio, so that the fee for the Intermediate Portfolio is 0.35% of the Portfolio's average daily net assets, and the fee for the Limited Duration Portfolio is 0.30% of the Portfolio's average daily net assets, until June 30, 1996.



                                             March 13, 1996